LEASES (Details 1) - USD ($)	Dec. 25, 2021	Jun. 26, 2021
June 25, 2022	$ 10,735,000
June 25, 2022	2,676,000
June 24, 2023	21,753,000
June 24, 2023	5,484,000
June 29, 2024	28,122,000
June 29, 2024	9,860,000
June 28, 2025	21,988,000
June 28, 2025	6,517,000
June 27, 2026	22,407,000
June 27, 2026	6,713,000
Thereafter	97,303,000
Thereafter	1,070,693,000
Total lease payment	202,308,000
Total lease payment	1,101,943,000
Less: Interest	(98,163,000)
Less: Interest	(1,071,913,000)
Present Value of Lease Liabilities	104,145,000
Present Value of Lease Liabilities	$ 30,030,000
Medmen Enterprises Inc. [Member]
June 25, 2022		$ 23,810,699
June 25, 2022		5,666,285
June 24, 2023		24,079,306
June 24, 2023		5,836,273
June 29, 2024		28,079,476
June 29, 2024		10,961,495
June 28, 2025		21,942,722
June 28, 2025		7,087,735
June 27, 2026		22,359,868
June 27, 2026		7,300,367
Thereafter		80,064,391
Thereafter		1,068,802,749
Total lease payment		200,336,462
Total lease payment		1,105,654,904
Less: Interest		(91,124,898)
Less: Interest		(1,076,402,210)
Present Value of Lease Liabilities		109,211,564
Present Value of Lease Liabilities		$ 29,252,694